INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11 — INCOME TAXES

The provision (benefit) for income taxes consists of the following:

	December 31,
	2016	2015
Current tax provision (benefit)
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision (benefit)
Federal	(7,632,000)	(6,923,000)
State	106,000	(741,000)
Change in valuation allowance	7,526,000	7,664,000
Income tax provision (benefit)	$—	$—

A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	December 31,
	2016	2015
Statutory Federal income tax rate	34.0%	34.0%
State and local taxes net of Federal benefit	0.53	4.15
Permanent differences	4.66	4.77
Provision to return	1.47	—
IMT opening balance	(4.65)	—
Valuation allowance	(36.01)	(42.92)
Effective tax rate	—%	—%

There were no uncertain tax positions taken, or expected to be taken, in a tax return that would be determined to be an unrecognized tax benefit taken or expected to be taken in a tax return that should have been recorded on the Company’s financial statements for the years ended December 31, 2016 or 2015. The Company does not expect its unrecognized tax benefit position to change during the next twelve months.

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial accounting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2016	2015
Deferred Tax Assets
Federal R&D credit	$2,586,000	$2,285,000
Inventory	2,161,000	399,000
Allowance for bad debt	109,000	33,000
Compensation Related	77,000	68,000
Other Accruals	23,000	9,000
State NOL	5,230,000	5,094,000
Federal NOL	51,175,000	47,831,000
Property & Equipment	92,000	157,000
Stock Options	7,069,000	7,371,000
Valuation Allowance	(66,548,000)	(59,023,000)
Total Deferred Tax Assets	1,974,000	4,224,000
Deferred Tax Liabilities
Intangibles	(1,974,000)	(4,224,000)
Total Deferred Tax Liabilities	(1,974,000)	(4,224,000)
Net Deferred Tax Asset/(Liability)	$—	$—

Net operating losses (“NOL”) of approximately $150.5 million will expire beginning in 2027 for both federal and state purposes. The Company also has research and development credits of approximately $2.6 million which will begin to expire in 2027. The years that remained open for review by taxing authorities are 2013 to 2015 for both Federal and State Income Tax returns.

Realization of the NOL carry forwards and other deferred tax temporary differences is contingent on future taxable earnings. The Company’s deferred tax asset was reviewed for expected utilization using a “more likely than not” approach by assessing the available positive and negative evidence surrounding its recoverability. Accordingly, a valuation allowance has been recorded against the Company’s deferred tax asset, as it was determined based upon past and present losses that it was “more likely than not” that the Company’s deferred tax assets would not be realized. The valuation allowance was increased to the full carrying amount of the Company’s deferred tax assets. In future years, if the deferred tax assets are determined by management to be “more likely than not” to be realized, the recognized tax benefits relating to the reversal of the valuation allowance will be recorded. The Company will continue to assess and evaluate strategies that will enable the deferred tax asset, or portion thereof, to be utilized, and will reduce the valuation allowance appropriately as such time when it is determined that the “more likely than not” criteria is satisfied.

The net operating loss carryovers may be subject to annual limitations under Internal Revenue Code Section 382, and similar state provisions, should there be a greater than 50% ownership change as determined under the applicable income tax regulations. The amount of the limitation would be determined based on the value of the Company immediately prior to the ownership change and subsequent ownership changes could further impact the amount of the annual limitation. An ownership change pursuant to Section 382 may have occurred in the past or could happen in the future, such that the NOLs available for utilization could be significantly limited. The Company plans to perform a Section 382 analysis in the future.